Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (1,978,976)	$ (1,545,744)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,720	1,551
Amortization of deferred financing fees	2,789	10,745
Share-based compensation	159,442	194,534
Debenture interest paid in common stock	100,000	100,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(78,373)	579
Accounts payable	194,868	(6,518)
Accrued expenses	(5,080)	(44,501)
Accrued wages and other compensation		(195,000)
Net cash used in operating activities	(1,602,610)	(1,484,354)
Cash flows from investing activities
Purchases of fixed assets	(1,600)	(5,785)
Net cash used in investing activities	(1,600)	(5,785)
Net decrease in cash and cash equivalents	(1,604,210)	(1,490,139)
Cash and cash equivalents at beginning of year	3,139,347	4,629,486
Cash and cash equivalents at end of year	1,535,137	3,139,347
Supplemental disclosure of non-cash investing and financing activities:
Common shares issued for debenture interest	$ 100,000	$ 100,000